SUBSIDIARIES (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 04, 2017	Dec. 31, 2017	Dec. 31, 2016	Aug. 18, 2016	Jul. 19, 2016	Jun. 28, 2016	Mar. 01, 2016
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Ownership interest (%)	28.00%
Consideration transferred	$ 1,568
Australian port operation
Disclosure of subsidiaries [line items]
Consideration transferred				$ 145
Percentage of voting equity interests acquired				27.00%
Indian toll roads
Disclosure of subsidiaries [line items]
Consideration transferred							$ 42
Percentage of voting equity interests acquired							40.00%
Peruvian toll roads
Disclosure of subsidiaries [line items]
Consideration transferred						$ 127
Percentage of voting equity interests acquired						17.00%
North American gas storage operation
Disclosure of subsidiaries [line items]
Consideration transferred					$ 227
Percentage of voting equity interests acquired					40.00%
Australian rail operation
Disclosure of subsidiaries [line items]
Ownership interest (%)		100.00%	100.00%
Australian energy distribution operation
Disclosure of subsidiaries [line items]
Ownership interest (%)		100.00%	100.00%
U.K. regulated distribution
Disclosure of subsidiaries [line items]
Ownership interest (%)		80.00%	80.00%
Voting interest (%)		80.00%	80.00%
Australian regulated terminal
Disclosure of subsidiaries [line items]
Ownership interest (%)		71.00%	71.00%
Voting interest (%)		100.00%	100.00%
Colombian regulated distribution
Disclosure of subsidiaries [line items]
Ownership interest (%)		17.00%	17.00%
Voting interest (%)		100.00%	100.00%
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Ownership interest (%)		28.00%	0.00%
Voting interest (%)		90.00%	0.00%
U.K. port operation
Disclosure of subsidiaries [line items]
Ownership interest (%)		59.00%	59.00%
Voting interest (%)		100.00%	100.00%
Australian port operation
Disclosure of subsidiaries [line items]
Ownership interest (%)		27.00%	27.00%
Voting interest (%)		67.00%	67.00%
Chilean toll roads
Disclosure of subsidiaries [line items]
Ownership interest (%)		51.00%	51.00%
Voting interest (%)		89.00%	89.00%
Indian toll roads
Disclosure of subsidiaries [line items]
Ownership interest (%)		40.00%	40.00%
Voting interest (%)		93.00%	93.00%
Peruvian toll roads
Disclosure of subsidiaries [line items]
Ownership interest (%)		17.00%	17.00%
Voting interest (%)		57.00%	57.00%
North American gas storage - Warwick Gas Storage L.P.
Disclosure of subsidiaries [line items]
Ownership interest (%)		25.00%	25.00%
Voting interest (%)		100.00%	100.00%
Canadian district energy operation
Disclosure of subsidiaries [line items]
Ownership interest (%)		25.00%	25.00%
Voting interest (%)		100.00%	100.00%
U.S. district energy operation
Disclosure of subsidiaries [line items]
Ownership interest (%)		40.00%	40.00%
Voting interest (%)		100.00%	100.00%
North American gas storage operation - Lodi Gas Storage
Disclosure of subsidiaries [line items]
Ownership interest (%)		40.00%	40.00%
Voting interest (%)		100.00%	100.00%
North American gas storage operation - Rockpoint Gas Storage Partners L.P.
Disclosure of subsidiaries [line items]
Ownership interest (%)		40.00%	40.00%
Voting interest (%)		100.00%	100.00%
Holding LP and other
Disclosure of subsidiaries [line items]
Ownership interest (%)		70.00%	70.00%
Voting interest (%)		100.00%	100.00%